Cost of Revenue (Excluding Impairment Loss) - Schedule of Cost of Revenue (Excluding Impairment Loss) (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cost of Revenue (Excluding Impairment Loss) [Abstract]
Lease expenses		¥ 14,831		¥ 35,065	¥ 69,053
Employee compensation and benefits		3,864		6,444	19,555
Depreciation and amortization		910		9,621	16,327
Construction and design costs				1,005	1,003
Other operating costs(i)	[1]	7,261		26,878	54,950
Total		¥ 26,866	$ 3,842	¥ 79,013	¥ 160,888

[1]	Including utilities, maintenance, daily cleaning and others.